Provisions	12 Months Ended
Dec. 31, 2024
Disclosure Provisions Abstract
Provisions

18       Provisions

	2024 £’000	2023 £’000	2022 £’000
Opening provision at 1 January	–	207	50
Utilisation of provision	–	(207)	(43)
Provision recognised in the year	–	–	200
At 31 December	–	–	207
Less: non-current portion	–	–	–
Current portion	–	–	207

The provision as at 1 January 2022 represents management’s best estimate of the ‘making good’ clause on the Cardiff office which was vacated during the fourth quarter of 2021. This liability was settled during 2022.